EQ ADVISORS TRUSTSM – EQ/CORE BOND INDEX PORTFOLIO

SUPPLEMENT DATED JANUARY 23, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2011, as supplemented of the EQ/Core Bond Index Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented May 1, 2011, May 12, 2011, June 14, 2011, July 1, 2011, July 28, 2011, August 1, 2011, August 5, 2011, August 12, 2011, August 18, 2011, October 1, 2011, October 31, 2011, December 6, 2011, December 15, 2011, January 3, 2012 and January 23, 2012; and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented May 1, 2011, June 14, 2011, July 1, 2011, August 1, 2011, August 12, 2011, August 16, 2011, October 1, 2011, October 31, 2011 and December 6, 2011; and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012

EQ ADVISORS TRUSTSM – EQ/CORE BOND INDEX PORTFOLIO – CLASS K SHARES

SUPPLEMENT DATED JANUARY 23, 2012 TO THE SUMMARY PROSPECTUS DATED AUGUST 16, 2011

This Supplement updates certain information contained in the Summary Prospectus dated August 16, 2011 of the EQ/Core Bond Index Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated August 16, 2011, as supplemented August 16, 2011, October 1, 2011, October 31, 2011, January 3, 2011 and January 23, 2011; and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented May 1, 2011, June 14, 2011, July 1, 2011, August 1, 2011, August 12, 2011, August 16, 2011, October 1, 2011, October 31, 2011 and December 6, 2011; and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Information regarding John Kirby in the section of the Prospectus entitled “Who Manages the Portfolio-Investment Adviser: SSgA Funds Management, Inc. (“SSgA FM”) hereby is deleted and replaced with the following information.

Name	Title	Date Began Managing the Portfolio
Mahesh Jayakumar	Principal and Portfolio Manager of SSgA FM	January 2012